Subordinated loans - Schedule of Changes In Subordinated Loans (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [abstract]
Opening balance	€ 17,223	€ 16,411
New issuances	2,331	2,070	€ 3,159
Repayments	(2,343)	(1,252)
Exchange rate differences and other	(1,243)	(6)
Closing balance	€ 15,968	€ 17,223	€ 16,411